Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Named Executive Officers, Footnote		Our CEO was Michael Brown during all periods presented. During 2024 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, and James Savina.	Our CEO was Michael Brown during all periods presented. During 2023 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, and Olivier Chavy. Olivier Chavy terminated employment effective February 20, 2024.	Our CEO was Michael Brown during all periods presented. During 2022 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, Olivier Chavy and Noah Brodsky. Noah Brodsky terminated employment effective July 1, 2022.	Our CEO was Michael Brown during all periods presented. During 2021 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers and Noah Brodsky.	Our CEO was Michael Brown during all periods presented. During 2020 our other NEOs consisted of Michael Hug, Geoffrey Richards, Jeffrey Myers, Noah Brodsky and Brad Dettmer. Brad Dettmer terminated employment effective June 15, 2020.
PEO Total Compensation Amount	[1]	$ 14,659,501	$ 12,424,078	$ 11,603,104	$ 10,620,565	$ 12,927,592
PEO Actually Paid Compensation Amount	[2]	24,737,027	8,465,998	5,226,416	16,334,031	5,020,006
Non-PEO NEO Average Total Compensation Amount	[1]	4,257,111	4,316,877	3,889,994	3,154,881	3,298,876
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	6,189,096	3,430,975	1,502,467	5,089,048	2,633,639
Total Shareholder Return Amount	[4]	118.50	87.95	78.28	114.56	90.95
Peer Group Total Shareholder Return Amount	[5]	147.93	111.92	67.29	88.83	74.12
Net Income (Loss)		$ 410,995,399	$ 396,411,721	$ 356,407,443	$ 307,824,735	$ (255,443,739)
Company Selected Measure Amount | $ / shares	[6]	5.75	5.70	4.52	3.65	(0.94)
Measure:: 1
Pay vs Performance Disclosure
Name		•Adjusted Diluted Earnings Per Share (EPS)
Measure:: 2
Pay vs Performance Disclosure
Name		•Adjusted EBITDA
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 10,077,526	$ (3,958,080)	$ (6,376,688)	$ 5,713,465	$ (7,907,586)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(10,499,986)	(9,799,932)	(7,699,986)	(7,139,945)	(11,499,923)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		13,047,935	4,077,634	7,951,944	6,340,732	12,391,174
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,342,426	596,239	(6,782,534)	3,980,277	(8,045,926)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,106,943	423,877	(598,155)	2,297,602	(688,457)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,080,208	744,102	752,043	234,799	(64,454)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,931,985	(885,901)	(2,387,527)	1,934,168	(665,237)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,874,965)	(3,299,952)	(2,013,935)	(1,929,979)	(2,354,935)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,391,105	1,737,619	1,516,817	1,807,965	3,045,892
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		835,326	241,262	(1,569,651)	1,150,212	(1,061,075)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	45,249	0	23,291
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		299,020	167,848	(353,979)	769,033	(267,959)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(227,774)	0	(123,675)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 281,499	$ 267,322	215,746	$ 136,937	73,224
Non-PEO NEO | Noah Brodsky [Member] | Increase for fair value of awards granted during year that that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				226,243
Non-PEO NEO | Noah Brodsky [Member] | Deduction for prior year fair value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 1,138,870
Non-PEO NEO | Brad Dettmer [Member] | Increase for fair value of awards granted during year that that vested during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						116,456
Non-PEO NEO | Brad Dettmer [Member] | Deduction for prior year fair value of awards forfeited during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 618,376

[1]	Represents total compensation amount reported for the CEO in the Summary Compensation Table (SCT) and the average of total compensation amounts reported for other NEOs in the SCT for each applicable year.
[2]	The following table sets forth the adjustments made to the SCT total amount for each covered year to determine the CAP for our CEO.

Adjustments to Determine CAP for CEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(10,499,986)	(9,799,932)	(7,699,986)	(7,139,945)	(11,499,923)
Increase for fair value of awards granted during year that remained unvested at year-end	13,047,935	4,077,634	7,951,944	6,340,732	12,391,174
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	5,342,426	596,239	(6,782,534)	3,980,277	(8,045,926)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	1,106,943	423,877	(598,155)	2,297,602	(688,457)
Average increase for dividends paid (accrued) in the covered year up to vesting date	1,080,208	744,102	752,043	234,799	(64,454)
Total Adjustments	$10,077,526	$(3,958,080)	$(6,376,688)	$5,713,465	$(7,907,586)

[3]	The following table sets forth the adjustments made to the average of SCT total amounts for each covered year to determine the CAP for our NEOs excluding our CEO.

Adjustments to Determine CAP for NEOs (excluding our CEO)	2024 Average ($)	2023 Average ($)	2022 Average ($)	2021 Average ($)	2020 Average ($)
Average deduction for total of amounts reported under the Stock Awards and Option Awards columns in the SCT	(2,874,965)	(3,299,952)	(2,013,935)	(1,929,979)	(2,354,935)
Average increase for fair value of awards granted during year that remain unvested at year-end	3,391,105	1,737,619	1,516,817	1,807,965	3,045,892
Average increase for fair value of awards granted during year that vested during year (actual amounts only for Mr. Brodsky in 2022 of $226,243 and Mr. Dettmer in 2020 of $116,456)	—	—	45,249	—	23,291
Average increase/deduction for change in fair value from prior year-end to current year-end of awards granted in any prior year that remained outstanding and unvested as of year-end	835,326	241,262	(1,569,651)	1,150,212	(1,061,075)
Average increase/deduction for change in fair value from prior year-end to vesting date of awards granted in any prior year that vested during the year	299,020	167,848	(353,979)	769,033	(267,959)
Average deduction for prior year fair value of awards forfeited during the year (actual amounts only for Mr. Brodsky in 2022 of $1,138,870 and Mr. Dettmer in 2020 of $618,376)	—	—	(227,774)	—	(123,675)
Average increase for dividends paid (accrued) in the covered year up to vesting date	281,499	267,322	215,746	136,937	73,224
Total Adjustments	$1,931,985	$(885,901)	$(2,387,527)	$1,934,168	$(665,237)

[4]	Total shareholder return is calculated for the measurement period based on a fixed investment of $100 beginning on December 31, 2019 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends.
[5]	Total shareholder return is calculated for the Standard & Poor’s Rating Services (S&P) Hotels, Resorts & Cruise Lines index for the measurement period based on a fixed investment of $100 beginning on December 31, 2019 and ending on December 31 of each applicable year in the Pay Versus Performance Table, assuming the reinvestment of dividends. This industry index is also used in the Stock Performance Graph in Item 5 of our 2024 Annual Report on Form 10-K.
[6]	The Company has identified Adjusted Diluted EPS as the company-selected financial performance measure for the pay versus performance disclosure as it represents the most important financial performance measure use to link CAP to our CEO and other NEOs in 2024 to the Company's performance (see Appendix B in this Proxy Statement for a reconciliation of Adjusted Diluted EPS, a non-GAAP measure, the most directly comparable GAAP measure).